FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of cash flow hedging instrument in financial position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Jun. 30, 2024 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied		$ 529,205
Cash flow hedges | Foreign currency risk | Forecast Transaction
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Change in fair value used for measuring ineffectiveness for the period	$ 65
Reserve of cash flow hedges, continuing hedges	(65)
Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied	0
Cash flow hedges | Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Change in fair value used for measuring ineffectiveness for the period	(298)
Reserve of cash flow hedges, continuing hedges	281
Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied	$ 0